UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Shawn R. Singh, Esq.
Title:     General Counsel
Phone:     212-371-4063
Signature, Place and Date of Signing:

Shawn R. Singh, New York, August 13th, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    120192

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT           VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN  SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- -------- -------- --------
D ALLIANCE DATA SYS CO RP COM ST OPTIONS - PUTS   99OBP0211    13387   325000 SH  PUT  SOLE          0        0   325000
D DPL INC  COM STK               OPTIONS - CALLS  99OBKDNQ0     2317   100000 SH  CALL SOLE          0        0   100000
D DPL INC  COM STK               OPTIONS - CALLS  99OBNK6Z0     1738    75000 SH  CALL SOLE          0        0    75000
D E TRADE FINL CORP  COM STK     OPTIONS - PUTS   99AHWRP52     1032   800000 SH  PUT  SOLE          0        0   800000
D E TRADE FINL CORP  COM STK     OPTIONS - PUTS   99OBTC7B4      323   250000 SH  PUT  SOLE          0        0   250000
D MACERICH CO  COM REIT          OPTIONS - PUTS   99OBYYZB9     1321    75000 SH  PUT  SOLE          0        0    75000
D MASTERCARD INC CL A COM STK    COMMON STOCK     57636Q104    20077   120000 SH       SOLE          0        0   120000
D ORACLE CORP  COM STK           COMMON STOCK     68389X105     2624   122500 SH       SOLE          0        0   122500
D ORACLE CORP  COM STK           OPTIONS - CALLS  99OBZ1SL6     2142   100000 SH  CALL SOLE          0        0   100000
D PEOPLES UNITED FINANCIAL INC C COMMON STOCK     712704105    15824  1050000 SH       SOLE          0        0  1050000
D POWERSHARES QQQ NASD AQ 100    OPTIONS - PUTS   99OBZ3HP5    18197   500200 SH  PUT  SOLE          0        0   500200
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBCPVH3     4598    50000 SH  PUT  SOLE          0        0    50000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBCPVJ9     2299    25000 SH  PUT  SOLE          0        0    25000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBZ89P3     4598    50000 SH  PUT  SOLE          0        0    50000
D S & P DEPOSITORY RECEIPTS TR U OPTIONS - PUTS   99OBZ89Q1    18390   200000 SH  PUT  SOLE          0        0   200000
D SPDR GOLD TRUST                US ETF'S - US TR 78463V107     2056    22550 SH       SOLE          0        0    22550
D VIRGIN MEDIA INC  COM STK      COMMON STOCK     92769L101     6218   665000 SH       SOLE          0        0   665000
D XTO ENERGY INC COM             COMMON STOCK     98385X106     3051    80000 SH       SOLE          0        0    80000
S REPORT SUMMARY                  18 DATA RECORDS               120192        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED